Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Currency and interest rate swap contracts under cash flow hedge accounting
(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2025 are as follows:

(In millions of won, thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027
Jun. 28, 2023	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citi bank, Shinhan Bank, Korea Development Bank and J.P. Morgan	Jun. 28, 2023 ~ Jun. 28, 2028
Oct. 7, 2024	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	Interest rate risk	DBS Bank Ltd.	Oct. 10, 2024 ~ Oct. 8, 2026
May. 28, 2025	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	DBS Bank Ltd.	May. 28, 2025 ~ May. 26, 2028

Details of fair values of the above derivatives recorded in assets or liabilities	As of December 31, 2025, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won, thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Assets:
Fixed-to-fixed cross currency (U.S. dollar denominated bonds face value of USD 400,000)	₩	137,222	137,222
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)		45,006	45,006
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)		19,034	19,034

	₩	201,262	201,262

Liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	₩	(621)	(621)

	₩	(621)	(621)

Detailed information about financial instruments under cash flow hedge	As of December 31, 2025, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Assets:
Total Return Swap (“TRS”)	₩	97,654	97,654
Share option		11,230	11,230

	₩	108,884	108,884

Liabilities:
Foreign exchange forward contract	₩	(26)	(26)
Price Return Swap (“PRS”)		(555)	(555)
Share option		(1,769)	(1,769)
Exchange option		(3,432)	(3,432)

	₩	(5,782)	(5,782)